UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Millions, $ in Millions	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Noncontrolling Interest CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at beginning outstanding (in shares) at Dec. 31, 2023 | shares	3,159,046,350
Balance at beginning at Dec. 31, 2023	¥ 0	¥ (906)	¥ 11,861	¥ 794	¥ 386	¥ 114	¥ 12,249
Treasury shares, balance at beginning (in shares) at Dec. 31, 2023 | shares		51,346,180
Increase (Decrease) in Stockholders' Equity
Vesting of restricted stock in Treasury Shares		¥ 13	(13)
Vesting of restricted stock in Treasury Shares (in shares) | shares	3,775,370	(3,775,370)
Share-based compensation			170				170
Net income				1,726		23	1,749
Dividends paid to noncontrolling interest holders						(1)	(1)
Acquisition of noncontrolling interest			(8)			(1)	(9)
Gain (loss) from fair value changes of debt securities, net of tax					(25)		(25)
Foreign currency translation adjustments					(30)		(30)
Repurchase of ordinary shares		¥ (676)					(676)
Repurchase of ordinary shares (in shares) | shares	(29,477,310)	29,477,310
Purchase of prepaid put option			(710)				(710)
Balance at ending outstanding (in shares) at Jun. 30, 2024 | shares	3,133,344,410
Balance at ending at Jun. 30, 2024	¥ 0	¥ (1,569)	11,300	2,520	331	135	¥ 12,717
Treasury shares, balance at ending (in shares) at Jun. 30, 2024 | shares		77,048,120
Balance at beginning outstanding (in shares) at Dec. 31, 2024 | shares	3,083,916,600						3,083,916,600	3,083,916,600
Balance at beginning at Dec. 31, 2024	¥ 0	¥ (274)	9,620	2,449	382	94	¥ 12,271
Treasury shares, balance at beginning (in shares) at Dec. 31, 2024 | shares		21,178,090					21,178,090	21,178,090
Increase (Decrease) in Stockholders' Equity
Exercise of share options and vesting of restricted stocks in Treasury Shares		¥ 87	(84)				¥ 3
Exercise of share options and vesting of restricted stocks in Treasury Shares (in shares) | shares	10,227,580	(10,227,580)
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	¥ 0		16				16
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares	1,826,840
Share-based compensation			247				247
Net income				2,438		20	2,458	$ 343
Dividends paid to noncontrolling interest holders						(3)	(3)
Acquisition of noncontrolling interest			(29)				0
Acquisition of noncontrolling interest						(29)
Gain (loss) from fair value changes of debt securities, net of tax					4		4	1
Foreign currency translation adjustments					(124)		(124)	(17)
Repurchase of ordinary shares		¥ (443)					(443)
Repurchase of ordinary shares (in shares) | shares	(19,289,850)	19,289,850
Capital contribution from noncontrolling interest holders						0	0
Cash dividends declared				(2,136)			(2,136)
Losses arising from defined benefit plan, net of tax					0		¥ 0	$ 0
Balance at ending outstanding (in shares) at Jun. 30, 2025 | shares	3,076,681,170						3,076,681,170	3,076,681,170
Balance at ending at Jun. 30, 2025	¥ 0	¥ (630)	¥ 9,770	¥ 2,751	¥ 262	¥ 140	¥ 12,293	$ 1,716
Treasury shares, balance at ending (in shares) at Jun. 30, 2025 | shares		30,240,360					30,240,360	30,240,360